General and Administrative Expenses	12 Months Ended
Dec. 31, 2025
Disclosure Of General And Administrative Expenses [Abstract]
General and Administrative Expenses
16.
GENERAL AND ADMINISTRATIVE EXPENSES

The following table summarizes the Company’s general and administrative expenses:

	Years Ended December 31,
	2025	2024	2023
	$	$	$
Salaries, benefits and directors' fees	8,518	6,017	10,310
Office and administration	2,277	2,836	4,918
Professional fees	3,283	3,565	3,541
Regulatory and filing fees	158	381	269
Travel	480	531	1,074
Investor relations	646	764	848
Depreciation	350	560	441
	15,712	14,654	21,401